PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Notes receivable from participants	$ 11,608,303	$ 11,477,133
Total investments at fair value	658,296,684	588,991,619
Dividend income	6,064,062
ITT Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments at fair value	17,363,840	$ 15,021,403
Net appreciation	3,107,297
Dividend income	143,277
Cost of purchase	435,286
Selling price	$ 1,204,011